Flight Equipment Held for Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Flight Equipment Held for Operating Leases [Abstract]
Flight equipment held for operating leases

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Cost	$3,047,274	$3,070,820
Accumulated depreciation	(430,410)	(308,531)

Net flight equipment held for operating leases	$2,616,864	$2,762,289

Summary of net book value of flight equipment held for operating leases by geographic region

	December 31, 2012		December 31, 2011
	(Dollars in thousands)
Europe:
United Kingdom	$365,411	14%	$383,234	14%
Germany	107,568	4%	190,793	7%
Other	606,507	23%	641,654	23%

Europe — Total	1,079,486	41%	1,215,681	44%

Asia and South Pacific:
China	300,568	11%	317,082	12%
India	146,659	6%	241,715	9%
Australia	128,584	5%	152,115	6%
Other	137,327	5%	83,838	2%

Asia and South Pacific — Total	713,138	27%	794,750	29%

North America:
United States	266,603	10%	281,991	10%
Other	34,650	2%	36,138	1%

North America — Total	301,253	12%	318,129	11%

Mexico, South and Central America:
Mexico	169,710	6%	178,321	7%
Other	97,319	4%	84,135	3%

Mexico, South and Central America — Total	267,029	10%	262,456	10%

Middle East and Africa — Total	163,489	6%	171,273	6%
Off-Lease — Total	92,469	4%	—	—

Total flight equipment held for operating leases, net	$2,616,864	100%	$2,762,289	100%

Summary of distribution of operating lease revenue by geographic region

	Year ended December 31, 2012		Year ended December 31, 2011		Year ended December 31, 2010
	(Dollars in thousands)
Europe:
United Kingdom	$45,916	12%	$19,444	8%	$9,255	4%
Germany	28,746	8%	15,560	7%	15,284	7%
Other	95,666	25%	74,387	32%	80,965	37%

Europe — Total	170,328	45%	109,391	47%	105,504	48%

Asia and South Pacific:
India	39,312	10%	22,341	10%	24,430	11%
China	36,918	10%	13,620	6%	15,636	7%
Australia	25,280	7%	5,392	2%	—	—
Other	9,226	3%	5,896	2%	4,882	2%

Asia and South Pacific — Total	110,736	30%	47,249	20%	44,948	20%

North America:
United States	41,311	11%	39,088	17%	41,725	19%
Other	3,891	1%	3,891	2%	4,932	2%

North America — Total	45,202	12%	42,979	19%	46,657	21%

Mexico, South and Central America:
Mexico	18,843	5%	16,276	7%	18,781	9%
Other	12,630	3%	1,687	1%	—	—

Mexico, South and Central America — Total	31,473	8%	17,963	8%	18,781	9%

Middle East and Africa — Total	18,698	5%	13,134	6%	3,765	2%

Total Operating Lease Revenue	$376,437	100%	$230,716	100%	$219,655	100%

Schedule of contracted future minimum rental payments due under non-cancellable operating leases

Year ending December 31,	(Dollars in thousands)
2013	$299,730
2014	253,831
2015	192,541
2016	116,595
2017	79,696
Thereafter	42,542

Future minimum rental payments under operating leases	$984,935

Summary of lease incentive amortization

Year ending December 31,	(Dollars in thousands)
2013	$8,010
2014	8,279
2015	7,739
2016	5,412
2017	3,728
‘Thereafter	3,254

Future amortization of lease incentives	$36,422